Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Great Lakes Dredge & Dock CORP
Entity Central Index Key	0001372020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016